Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 5,744	$ 8,781
Liabilities	(7,485)	(13,918)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	12,739	23,528
Liabilities	(23,802)	(19,360)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	4,985	7,839
Liabilities	(2,719)	(7,510)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	11,679	23,396
Liabilities	(22,982)	(19,068)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	759	942
Liabilities	(374)	(187)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	1,060	132
Liabilities	(820)	(292)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities		(6,221)
Interest Rate Contract Non Current Yen [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	$ (4,392)